Expense Example - FidelitySustainableTargetDateFunds-ComboRetailPro - FidelitySustainableTargetDateFunds-ComboRetailPro - Fidelity Sustainable Target Date 2055 Fund - Fidelity Sustainable Target Date 2055 Fund
May 30, 2024 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628